FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

	December 31, 2015	December 31, 2014
Furniture and fixtures	$873,196	$716,457
Capitalized equipment leases	241,936	209,539
	1,115,132	925,996
Less accumulated depreciation and amortization	(497,865)	(263,812)
Property and equipment, net	$617,267	$662,184